A u d i t e d   F i n a n c i a l   S t a t e m e n t s

John Hancock Life Insurance Company (U.S.A.) Separate Account T

December 31, 2020

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John Hancock Life Insurance Company (U.S.A.)
Separate Account T

Audited Financial Statements

December 31, 2020

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account T

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account T (the “Separate Account”) as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020 and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1996.

Boston, Massachusetts

March 31, 2021

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account T

500 Index Fund Series NAV

Active Bond Trust Series NAV

Blue Chip Growth Trust Series NAV

Capital Appreciation Trust Series NAV

Core Bond Trust Series NAV

Disciplined Value International Trust Series NAV

Equity Income Trust Series NAV

Financial Industries Trust Series NAV

Fundamental All Cap Core Trust Series NAV

Health Sciences Trust Series NAV

High Yield Trust Series NAV

International Equity Index Series NAV

Lifestyle Balanced Portfolio Series NAV

Lifestyle Growth Portfolio Series NAV

M International Equity

M Large Cap Value

Managed Volatility Balanced Portfolio Series NAV

Mid Cap Index Trust Series NAV

Mid Cap Stock Trust Series NAV

Mid Value Trust Series NAV

Money-Market Trust Series NAV

Opportunistic Fixed Income Trust Series NAV

Real Estate Securities Trust Series NAV

Short Term Government Income Trust Series NAV

Small Cap Index Trust Series NAV

Small Cap Stock Trust Series NAV

Small Cap Value Trust Series NAV

Total Bond Market Series Trust NAV

Total Stock Market Index Trust Series NAV

Ultra Short Term Bond Trust Series NAV

4 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	500 Index Fund Series NAV	Active Bond Trust Series NAV	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Core Bond Trust Series NAV	Equity Income Trust Series NAV
Total Assets
Investments at fair value	$19,884,875	$5,375,088	$10,229,411	$4,093,504	$2,343,299	$8,869,387

Net Assets
Contracts in accumulation	$19,752,278	$5,373,258	$10,213,569	$4,093,504	$2,343,299	$8,867,071
Contracts in payout (annuitization)	132,597	1,830	15,842	-	-	2,316
Total net assets	$19,884,875	$5,375,088	$10,229,411	$4,093,504	$2,343,299	$8,869,387

Units outstanding	312,907	238,905	242,193	210,694	129,984	272,228
Unit value	$63.55	$22.50	$42.24	$19.43	$18.03	$32.58

Shares	461,687	519,835	254,021	534,400	165,370	647,400
Cost	$9,683,205	$5,096,661	$8,047,515	$3,710,614	$2,211,945	$10,074,246

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Opportunistic Fixed Income Trust Series NAV	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV
Total Assets
Investments at fair value	$3,109,079	$9,741,835	$1,324,977	$1,904,756	$1,590,281	$3,493,045

Net Assets
Contracts in accumulation	$3,108,782	$9,685,944	$1,324,977	$1,904,756	$1,590,281	$3,481,279
Contracts in payout (annuitization)	297	55,891	-	-	-	11,766
Total net assets	$3,109,079	$9,741,835	$1,324,977	$1,904,756	$1,590,281	$3,493,045

Units outstanding	95,982	367,866	56,305	22,860	71,211	159,572
Unit value	$32.39	$26.48	$23.53	$83.32	$22.33	$21.89

Shares	243,849	320,989	98,805	60,125	307,004	178,672
Cost	$2,817,243	$6,012,341	$1,245,529	$1,559,347	$1,652,582	$2,773,865

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Disciplined Value International Trust Series NAV	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	M International Equity	M Large Cap Value	Managed Volatility Balanced Portfolio Series NAV
Total Assets
Investments at fair value	$1,709,195	$379,228	$51,452	$2,281	$5,909	$2,209,378

Net Assets
Contracts in accumulation	$1,699,138	$379,228	$51,452	$2,281	$5,909	$2,209,378
Contracts in payout (annuitization)	10,057	-	-	-	-	-
Total net assets	$1,709,195	$379,228	$51,452	$2,281	$5,909	$2,209,378

Units outstanding	120,606	21,517	3,220	117	241	117,499
Unit value	$14.17	$17.62	$15.98	$19.50	$24.52	$18.80

Shares	132,089	23,152	2,894	171	492	188,997
Cost	$1,605,601	$374,231	$48,533	$1,931	$5,784	$2,395,065

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV	Money-Market Trust Series NAV	Real Estate Securities Trust Series NAV	Short Term Government Income Trust Series NAV
Total Assets
Investments at fair value	$382,234	$5,936,929	$2,260,170	$3,594,614	$1,669,701	$2,505,027

Net Assets
Contracts in accumulation	$382,234	$5,936,929	$2,258,548	$3,594,614	$1,669,701	$2,505,027
Contracts in payout (annuitization)	-	-	1,622	-	-	-
Total net assets	$382,234	$5,936,929	$2,260,170	$3,594,614	$1,669,701	$2,505,027

Units outstanding	10,225	38,639	40,240	357,889	31,280	155,545
Unit value	$37.38	$153.65	$56.17	$10.04	$53.38	$16.10

Shares	17,912	222,190	223,558	3,594,614	88,625	203,827
Cost	$371,551	$3,866,921	$2,341,276	$3,594,614	$1,317,776	$2,553,159

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Small Cap Index Trust Series NAV	Small Cap Stock Trust Series NAV	Small Cap Value Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV
Total Assets
Investments at fair value	$1,278,341	$5,975,103	$2,779,313	$2,095,040	$8,100,866	$1,271,618

Net Assets
Contracts in accumulation	$1,278,341	$5,975,103	$2,753,316	$2,095,040	$8,096,605	$1,271,618
Contracts in payout (annuitization)	-	-	25,997	-	4,261	-
Total net assets	$1,278,341	$5,975,103	$2,779,313	$2,095,040	$8,100,866	$1,271,618

Units outstanding	35,782	136,659	40,323	101,514	192,521	100,767
Unit value	$35.73	$43.72	$68.93	$20.64	$42.08	$12.62

Shares	78,282	490,970	189,974	192,382	308,604	110,865
Cost	$1,105,950	$4,584,090	$3,437,008	$1,999,172	$4,778,159	$1,273,413

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$337,097	$294,427	$158,683	$152,169	$-	$670
Expenses:
Mortality and expense risk and administrative charges	(222,303)	(212,858)	(67,105)	(68,430)	(113,047)	(103,400)
Net investment income (loss)	114,794	81,569	91,578	83,739	(113,047)	(102,730)
Realized gains (losses) on investments:
Capital gain distributions received	346,889	255,382	-	-	1,311,597	1,214,335
Net realized gain (loss)	1,034,246	1,006,912	17,595	(1,181)	303,100	490,507
Realized gains (losses)	1,381,135	1,262,294	17,595	(1,181)	1,614,697	1,704,842
Unrealized appreciation (depreciation) during the period	1,464,614	3,016,393	270,821	336,580	1,163,636	454,459
Net increase (decrease) in net assets from operations	2,960,543	4,360,256	379,994	419,138	2,665,286	2,056,571
Changes from principal transactions:
Purchase payments	4,200	12,064	1,200	5,307	350	313
Transfers between sub-accounts and the company	395,938	(456,383)	11,025	62,293	23,058	(159,911)
Withdrawals	(1,445,653)	(1,414,990)	(377,970)	(638,263)	(1,114,473)	(830,347)
Annual contract fee	(35,195)	(35,242)	(11,424)	(11,669)	(17,275)	(16,405)
Net increase (decrease) in net assets from principal transactions	(1,080,710)	(1,894,551)	(377,169)	(582,332)	(1,108,340)	(1,006,350)
Total increase (decrease) in net assets	1,879,833	2,465,705	2,825	(163,194)	1,556,946	1,050,221
Net assets at beginning of period	18,005,042	15,539,337	5,372,263	5,535,457	8,672,465	7,622,244
Net assets at end of period	$19,884,875	$18,005,042	$5,375,088	$5,372,263	$10,229,411	$8,672,465

	2020	2019	2020	2019	2020	2019
Units, beginning of period	331,566	370,507	256,395	285,147	275,446	313,323
Units issued	11,555	532	3,347	3,718	4,175	1,611
Units redeemed	(30,214)	(39,473)	(20,837)	(32,470)	(37,428)	(39,488)
Units, end of period	312,907	331,566	238,905	256,395	242,193	275,446

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Equity Income Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$1,142	$53,715	$54,104	$243,702	$194,104
Expenses:
Mortality and expense risk and administrative charges	(41,950)	(33,637)	(28,189)	(27,570)	(100,909)	(117,371)
Net investment income (loss)	(41,950)	(32,495)	25,526	26,534	142,793	76,733
Realized gains (losses) on investments:
Capital gain distributions received	361,800	1,762,172	-	-	620,173	847,142
Net realized gain (loss)	(384,062)	(22,491)	6,503	(2,763)	(90,724)	281,633
Realized gains (losses)	(22,262)	1,739,681	6,503	(2,763)	529,449	1,128,775
Unrealized appreciation (depreciation) during the period	1,568,360	(985,225)	125,953	125,435	(799,269)	852,634
Net increase (decrease) in net assets from operations	1,504,148	721,961	157,982	149,206	(127,027)	2,058,142
Changes from principal transactions:
Purchase payments	1,400	1,250	-	-	2,520	18,947
Transfers between sub-accounts and the company	(91,266)	(21,805)	132,497	50,331	5,478	(139,665)
Withdrawals	(210,366)	(189,182)	(133,823)	(116,314)	(712,459)	(697,234)
Annual contract fee	(6,667)	(5,777)	(5,251)	(5,205)	(16,868)	(19,724)
Net increase (decrease) in net assets from principal transactions	(306,899)	(215,514)	(6,577)	(71,188)	(721,329)	(837,676)
Total increase (decrease) in net assets	1,197,249	506,447	151,405	78,018	(848,356)	1,220,466
Net assets at beginning of period	2,896,255	2,389,808	2,191,894	2,113,876	9,717,743	8,497,277
Net assets at end of period	$4,093,504	$2,896,255	$2,343,299	$2,191,894	$8,869,387	$9,717,743

	2020	2019	2020	2019	2020	2019
Units, beginning of period	230,062	249,082	130,637	134,792	297,572	325,009
Units issued	121	822	15,287	6,989	4,170	8,299
Units redeemed	(19,489)	(19,842)	(15,940)	(11,144)	(29,514)	(35,736)
Units, end of period	210,694	230,062	129,984	130,637	272,228	297,572

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV		Opportunistic Fixed Income Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$39,329	$141,099	$34,659	$41,479	$51,167	$85,768
Expenses:
Mortality and expense risk and administrative charges	(35,031)	(39,517)	(103,900)	(105,038)	(16,289)	(16,407)
Net investment income (loss)	4,298	101,582	(69,241)	(63,559)	34,878	69,361
Realized gains (losses) on investments:
Capital gain distributions received	268,638	184,351	248,334	645,798	-	-
Net realized gain (loss)	(30,352)	21,655	552,960	554,067	1,679	(5,991)
Realized gains (losses)	238,286	206,006	801,294	1,199,865	1,679	(5,991)
Unrealized appreciation (depreciation) during the period	(261,791)	507,576	1,274,913	1,322,463	116,958	1,911
Net increase (decrease) in net assets from operations	(19,207)	815,164	2,006,966	2,458,769	153,515	65,281
Changes from principal transactions:
Purchase payments	-	-	-	-	-	4,107
Transfers between sub-accounts and the company	(7,365)	33,933	(202,920)	(541,576)	10,535	(15,121)
Withdrawals	(257,285)	(225,063)	(694,492)	(661,495)	(125,685)	(121,801)
Annual contract fee	(2,827)	(3,273)	(10,953)	(12,389)	(3,780)	(3,787)
Net increase (decrease) in net assets from principal transactions	(267,477)	(194,403)	(908,365)	(1,215,460)	(118,930)	(136,602)
Total increase (decrease) in net assets	(286,684)	620,761	1,098,601	1,243,309	34,585	(71,321)
Net assets at beginning of period	3,395,763	2,775,002	8,643,234	7,399,925	1,290,392	1,361,713
Net assets at end of period	$3,109,079	$3,395,763	$9,741,835	$8,643,234	$1,324,977	$1,290,392

	2020	2019	2020	2019	2020	2019
Units, beginning of period	105,910	112,572	409,204	472,484	61,684	68,380
Units issued	400	1,118	876	1,492	1,062	1,794
Units redeemed	(10,328)	(7,780)	(42,214)	(64,772)	(6,441)	(8,490)
Units, end of period	95,982	105,910	367,866	409,204	56,305	61,684

See accompanying notes.

12 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$-	$-	$96,419	$97,701	$78,528	$81,671
Expenses:
Mortality and expense risk and administrative charges	(21,697)	(19,922)	(20,467)	(22,192)	(38,699)	(42,732)
Net investment income (loss)	(21,697)	(19,922)	75,952	75,509	39,829	38,939
Realized gains (losses) on investments:
Capital gain distributions received	184,714	118,494	-	-	30,296	-
Net realized gain (loss)	(17,234)	(23,195)	(45,575)	(24,725)	44,417	81,046
Realized gains (losses)	167,480	95,299	(45,575)	(24,725)	74,713	81,046
Unrealized appreciation (depreciation) during the period	264,808	308,572	32,056	190,012	174,174	492,696
Net increase (decrease) in net assets from operations	410,591	383,949	62,433	240,796	288,716	612,681
Changes from principal transactions:
Purchase payments	-	-	600	4,707	3,230	7,299
Transfers between sub-accounts and the company	(14,656)	48,621	(164,541)	13,386	(12,647)	(127,007)
Withdrawals	(209,197)	(166,896)	(120,719)	(159,720)	(211,311)	(228,209)
Annual contract fee	(4,608)	(4,208)	(4,225)	(4,642)	(6,434)	(7,313)
Net increase (decrease) in net assets from principal transactions	(228,461)	(122,483)	(288,885)	(146,269)	(227,162)	(355,230)
Total increase (decrease) in net assets	182,130	261,466	(226,452)	94,527	61,554	257,451
Net assets at beginning of period	1,722,626	1,461,160	1,816,733	1,722,206	3,431,491	3,174,040
Net assets at end of period	$1,904,756	$1,722,626	$1,590,281	$1,816,733	$3,493,045	$3,431,491

	2020	2019	2020	2019	2020	2019
Units, beginning of period	25,914	26,118	84,969	92,262	171,459	190,197
Units issued	208	2,408	1,938	893	3,533	3,689
Units redeemed	(3,262)	(2,612)	(15,696)	(8,186)	(15,420)	(22,427)
Units, end of period	22,860	25,914	71,211	84,969	159,572	171,459

See accompanying notes.

13 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Disciplined Value International Trust Series NAV		Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$35,674	$58,100	$9,073	$181	$1,166	$2,931
Expenses:
Mortality and expense risk and administrative charges	(21,318)	(25,663)	(1,822)	(110)	(679)	(2,255)
Net investment income (loss)	14,356	32,437	7,251	71	487	676
Realized gains (losses) on investments:
Capital gain distributions received	-	-	12,169	261	2,490	8,270
Net realized gain (loss)	15,908	39,242	145	20	4,616	733
Realized gains (losses)	15,908	39,242	12,314	281	7,106	9,003
Unrealized appreciation (depreciation) during the period	(31,930)	156,238	4,669	968	(1,001)	22,976
Net increase (decrease) in net assets from operations	(1,666)	227,917	24,234	1,320	6,592	32,655
Changes from principal transactions:
Purchase payments	-	4,107	-	-	-	-
Transfers between sub-accounts and the company	(46,771)	(212,455)	352,925	-	33,501	-
Withdrawals	(314,059)	(84,918)	(6,279)	(506)	(151,895)	(36,389)
Annual contract fee	(3,429)	(4,374)	(475)	(49)	(86)	(25)
Net increase (decrease) in net assets from principal transactions	(364,259)	(297,640)	346,171	(555)	(118,480)	(36,414)
Total increase (decrease) in net assets	(365,925)	(69,723)	370,405	765	(111,888)	(3,759)
Net assets at beginning of period	2,075,120	2,144,843	8,823	8,058	163,340	167,099
Net assets at end of period	$1,709,195	$2,075,120	$379,228	$8,823	$51,452	$163,340

	2020	2019	2020	2019	2020	2019
Units, beginning of period	149,344	171,358	557	592	11,472	14,085
Units issued	3,509	2,444	21,361	-	2,351	-
Units redeemed	(32,247)	(24,458)	(401)	(35)	(10,603)	(2,613)
Units, end of period	120,606	149,344	21,517	557	3,220	11,472

See accompanying notes.

14 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M International Equity		M Large Cap Value		Managed Volatility Balanced Portfolio Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$33	$58	$106	$106	$55,160	$54,305
Expenses:
Mortality and expense risk and administrative charges	(24)	(26)	(67)	(76)	(29,331)	(36,021)
Net investment income (loss)	9	32	39	30	25,829	18,284
Realized gains (losses) on investments:
Capital gain distributions received	-	-	62	198	113,916	119,398
Net realized gain (loss)	(5)	1	(23)	9	(13,747)	(46,841)
Realized gains (losses)	(5)	1	39	207	100,169	72,557
Unrealized appreciation (depreciation) during the period	144	318	(388)	839	(144,300)	362,575
Net increase (decrease) in net assets from operations	148	351	(310)	1,076	(18,302)	453,416
Changes from principal transactions:
Purchase payments	-	-	-	-	-	-
Transfers between sub-accounts and the company	-	-	-	-	(226,288)	(5,802)
Withdrawals	(60)	(55)	(169)	(160)	(319,439)	(721,891)
Annual contract fee	(2)	(2)	(5)	(6)	(4,937)	(6,142)
Net increase (decrease) in net assets from principal transactions	(62)	(57)	(174)	(166)	(550,664)	(733,835)
Total increase (decrease) in net assets	86	294	(484)	910	(568,966)	(280,419)
Net assets at beginning of period	2,195	1,901	6,393	5,483	2,778,344	3,058,763
Net assets at end of period	$2,281	$2,195	$5,909	$6,393	$2,209,378	$2,778,344

	2020	2019	2020	2019	2020	2019
Units, beginning of period	121	125	250	257	148,485	190,566
Units issued	-	-	-	-	432	113
Units redeemed	(4)	(4)	(9)	(7)	(31,418)	(42,194)
Units, end of period	117	121	241	250	117,499	148,485

See accompanying notes.

15 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV		Mid Value Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$5,612	$3,875	$-	$-	$35,174	$28,721
Expenses:
Mortality and expense risk and administrative charges	(3,974)	(4,338)	(58,890)	(54,880)	(26,521)	(30,688)
Net investment income (loss)	1,638	(463)	(58,890)	(54,880)	8,653	(1,967)
Realized gains (losses) on investments:
Capital gain distributions received	36,209	26,890	646,182	661,694	48,590	317,108
Net realized gain (loss)	(3,314)	18,708	19,237	161,159	(158,922)	(110,499)
Realized gains (losses)	32,895	45,598	665,419	822,853	(110,332)	206,609
Unrealized appreciation (depreciation) during the period	13,141	35,246	1,698,235	423,544	254,580	207,441
Net increase (decrease) in net assets from operations	47,674	80,381	2,304,764	1,191,517	152,901	412,083
Changes from principal transactions:
Purchase payments	-	-	350	4,419	720	4,827
Transfers between sub-accounts and the company	31,969	(84,847)	(504,356)	20,471	(83,700)	(105,718)
Withdrawals	(34,877)	(24,939)	(370,825)	(363,641)	(297,372)	(219,436)
Annual contract fee	(1,250)	(1,414)	(12,026)	(13,144)	(4,898)	(5,738)
Net increase (decrease) in net assets from principal transactions	(4,158)	(111,200)	(886,857)	(351,895)	(385,250)	(326,065)
Total increase (decrease) in net assets	43,516	(30,819)	1,417,907	839,622	(232,349)	86,018
Net assets at beginning of period	338,718	369,537	4,519,022	3,679,400	2,492,519	2,406,501
Net assets at end of period	$382,234	$338,718	$5,936,929	$4,519,022	$2,260,170	$2,492,519

	2020	2019	2020	2019	2020	2019
Units, beginning of period	10,135	13,729	48,062	52,031	48,073	54,761
Units issued	1,701	5	363	1,260	784	450
Units redeemed	(1,611)	(3,599)	(9,786)	(5,229)	(8,617)	(7,138)
Units, end of period	10,225	10,135	38,639	48,062	40,240	48,073

See accompanying notes.

16 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money-Market Trust Series NAV		Real Estate Securities Trust Series NAV		Short Term Government Income Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$12,497	$86,360	$34,602	$41,426	$43,796	$42,779
Expenses:
Mortality and expense risk and administrative charges	(46,685)	(54,437)	(20,654)	(23,720)	(31,456)	(31,129)
Net investment income (loss)	(34,188)	31,923	13,948	17,706	12,340	11,650
Realized gains (losses) on investments:
Capital gain distributions received	-	-	201,078	15,448	-	-
Net realized gain (loss)	-	-	113,128	109,208	(8,328)	(8,147)
Realized gains (losses)	-	-	314,206	124,656	(8,328)	(8,147)
Unrealized appreciation (depreciation) during the period	(1)	1	(463,642)	304,124	54,781	49,016
Net increase (decrease) in net assets from operations	(34,189)	31,924	(135,488)	446,486	58,793	52,519
Changes from principal transactions:
Purchase payments	2,500	-	-	4,107	-	8,214
Transfers between sub-accounts and the company	185,371	1,215,609	(11,969)	(4,171)	105,546	66,530
Withdrawals	(515,351)	(2,487,090)	(119,227)	(114,340)	(149,030)	(86,090)
Annual contract fee	(15,273)	(15,963)	(3,603)	(4,096)	(6,854)	(6,972)
Net increase (decrease) in net assets from principal transactions	(342,753)	(1,287,444)	(134,799)	(118,500)	(50,338)	(18,318)
Total increase (decrease) in net assets	(376,942)	(1,255,520)	(270,287)	327,986	8,455	34,201
Net assets at beginning of period	3,971,556	5,227,076	1,939,988	1,612,002	2,496,572	2,462,371
Net assets at end of period	$3,594,614	$3,971,556	$1,669,701	$1,939,988	$2,505,027	$2,496,572

	2020	2019	2020	2019	2020	2019
Units, beginning of period	391,774	519,310	33,893	36,013	158,668	159,855
Units issued	34,860	152,910	582	303	10,135	5,433
Units redeemed	(68,745)	(280,446)	(3,195)	(2,423)	(13,258)	(6,620)
Units, end of period	357,889	391,774	31,280	33,893	155,545	158,668

See accompanying notes.

17 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series NAV		Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$15,094	$13,683	$-	$-	$27,577	$19,952
Expenses:
Mortality and expense risk and administrative charges	(13,297)	(16,803)	(58,641)	(55,328)	(30,994)	(39,676)
Net investment income (loss)	1,797	(3,120)	(58,641)	(55,328)	(3,417)	(19,724)
Realized gains (losses) on investments:
Capital gain distributions received	75,844	123,144	597,916	1,277,958	292,350	220,359
Net realized gain (loss)	6,906	58,376	(29,254)	44,821	(278,320)	(60,566)
Realized gains (losses)	82,750	181,520	568,662	1,322,779	14,030	159,793
Unrealized appreciation (depreciation) during the period	105,991	111,721	1,591,605	54,971	(299,059)	574,500
Net increase (decrease) in net assets from operations	190,538	290,121	2,101,626	1,322,422	(288,446)	714,569
Changes from principal transactions:
Purchase payments	-	-	350	313	1,560	5,667
Transfers between sub-accounts and the company	(63,732)	(338,558)	(135,483)	(88,092)	(4,691)	(127,681)
Withdrawals	(55,667)	(86,749)	(637,570)	(335,179)	(260,506)	(297,349)
Annual contract fee	(2,234)	(3,075)	(7,655)	(7,634)	(4,682)	(6,061)
Net increase (decrease) in net assets from principal transactions	(121,633)	(428,382)	(780,358)	(430,592)	(268,319)	(425,424)
Total increase (decrease) in net assets	68,905	(138,261)	1,321,268	891,830	(556,765)	289,145
Net assets at beginning of period	1,209,436	1,347,697	4,653,835	3,762,005	3,336,078	3,046,933
Net assets at end of period	$1,278,341	$1,209,436	$5,975,103	$4,653,835	$2,779,313	$3,336,078

	2020	2019	2020	2019	2020	2019
Units, beginning of period	39,894	54,911	159,382	175,763	44,606	50,946
Units issued	237	1	373	47	2,131	463
Units redeemed	(4,349)	(15,018)	(23,096)	(16,428)	(6,414)	(6,803)
Units, end of period	35,782	39,894	136,659	159,382	40,323	44,606

See accompanying notes.

18 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV		Ultra Short Term Bond Trust Series NAV
	2020	2019	2020	2019	2020	2019
Income:
Dividend distributions received	$48,639	$49,373	$127,253	$110,763	$25,217	$23,211
Expenses:
Mortality and expense risk and administrative charges	(26,460)	(26,552)	(86,956)	(85,531)	(15,671)	(16,783)
Net investment income (loss)	22,179	22,821	40,297	25,232	9,546	6,428
Realized gains (losses) on investments:
Capital gain distributions received	-	-	618,388	462,345	-	-
Net realized gain (loss)	10,968	2,711	290,319	374,698	5,319	4,931
Realized gains (losses)	10,968	2,711	908,707	837,043	5,319	4,931
Unrealized appreciation (depreciation) during the period	91,200	119,814	412,905	807,244	(9,202)	12,615
Net increase (decrease) in net assets from operations	124,347	145,346	1,361,909	1,669,519	5,663	23,974
Changes from principal transactions:
Purchase payments	-	-	2,520	14,840	100	-
Transfers between sub-accounts and the company	92,266	53,140	(47,920)	(289,307)	372,482	717,586
Withdrawals	(197,371)	(205,665)	(358,411)	(419,216)	(287,863)	(566,278)
Annual contract fee	(5,832)	(5,839)	(12,318)	(12,872)	(1,646)	(2,191)
Net increase (decrease) in net assets from principal transactions	(110,937)	(158,364)	(416,129)	(706,555)	83,073	149,117
Total increase (decrease) in net assets	13,410	(13,018)	945,780	962,964	88,736	173,091
Net assets at beginning of period	2,081,630	2,094,648	7,155,086	6,192,122	1,182,882	1,009,791
Net assets at end of period	$2,095,040	$2,081,630	$8,100,866	$7,155,086	$1,271,618	$1,182,882

	2020	2019	2020	2019	2020	2019
Units, beginning of period	106,966	115,117	204,038	226,169	94,069	81,746
Units issued	4,936	3,082	3,127	821	33,138	57,792
Units redeemed	(10,388)	(11,233)	(14,644)	(22,952)	(26,440)	(45,469)
Units, end of period	101,514	106,966	192,521	204,038	100,767	94,069

See accompanying notes.

19 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account T (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 28 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 2 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

20 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

The Company’s results and operations have been and may continue to be adversely impacted by the COVID-19 pandemic and the recent economic downturn. The adverse effects include but are not limited to significant volatility in equity markets and decline in interest rates, increase in credit risk, strain on commodity markets, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and how long they will continue have introduced additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these financial statements.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2020.

21 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2020, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company . Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors , LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

22 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

●	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
●	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
●	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2020. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$114,157,746	-	-	114,157,746
NonAffiliated	$8,190	-	-	8,190
Total	$114,165,936	-	-	114,165,936

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2020.

23 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2020 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$1,231,173	$1,850,232
Active Bond Trust Series NAV	230,425	516,013
Blue Chip Growth Trust Series NAV	1,444,294	1,354,082
Capital Appreciation Trust Series NAV	363,109	350,157
Core Bond Trust Series NAV	320,402	301,452
Equity Income Trust Series NAV	968,151	926,514
Financial Industries Trust Series NAV Fundamental	320,521	315,063
All Cap Core Trust Series NAV	299,401	1,028,501
Opportunistic Fixed Income Trust Series NAV	74,676	158,727
Health Sciences Trust Series NAV	199,306	264,750
High Yield Trust Series NAV	136,590	349,522
International Equity Index Series NAV	164,132	321,168
Disciplined Value International Trust Series NAV	77,706	427,577
Lifestyle Balanced Portfolio Series NAV	374,166	8,576
Lifestyle Growth Portfolio Series NAV	37,155	152,658
M International Equity	33	86
M Large Cap Value	168	242
Managed Volatility Balanced Portfolio Series	176,264	587,181
NAV Mid Cap Index Trust Series NAV	90,768	57,079
Mid Cap Stock Trust Series NAV	678,969	978,535
Mid Value Trust Series NAV	114,614	442,623
Money-Market Trust Series NAV	362,357	739,299
Real Estate Securities Trust Series NAV	262,052	181,825
Short Term Government Income Trust Series NAV	206,161	244,160
Small Cap Index Trust Series NAV	96,103	140,095
Small Cap Stock Trust Series NAV	608,250	849,333
Small Cap Value Trust Series NAV	422,763	402,149
Total Bond Market Series Trust NAV	147,288	236,046
Total Stock Market Index Trust Series NAV	849,292	606,737
Ultra Short Term Bond Trust Series NAV	441,620	349,002

24 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7.	Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

500 Index Fund Series NAV(*)	2020	313	$ 63.65 to $ 35.72	$ 19,885	1.25 % to 1.00%	1.90%	16.96 % to 16.67%
	2019	332	54.56 to 30.54	18,005	1.25 to 1.00	1.73	29.85 to 29.53
	2018	371	42.12 to 23.52	15,539	1.25 to 1.00	1.30	-5.59 to -5.82
	2017	446	44.72 to 24.91	19,890	1.25 to 1.00	1.71	20.33 to 20.04
	2016	502	37.26 to 20.70	18,624	1.25 to 1.00	1.75	10.53 to 10.26

Active Bond Trust Series NAV(*)	2020	239	30.01 to 22.51	5,375	1.25 to 1.00	2.96	7.65 to 7.38
	2019	256	27.88 to 20.96	5,372	1.25 to 1.00	2.78	8.21 to 7.94
	2018	285	25.77 to 19.42	5,535	1.25 to 1.00	3.10	-1.54 to -1.79
	2017	315	26.17 to 19.77	6,232	1.25 to 1.00	3.50	3.85 to 3.58
	2016	338	25.20 to 19.09	6,454	1.25 to 1.00	3.47	3.45 to 3.19

Blue Chip Growth Trust Series NAV(*)	2020	242	181.49 to 38.63	10,229	1.25 to 1.00	0.00	33.06 to 32.73
	2019	275	136.39 to 29.11	8,672	1.25 to 1.00	0.01	28.54 to 28.22
	2018	313	106.11 to 22.70	7,622	1.25 to 1.00	0.06	1.02 to 0.77
	2017	376	105.04 to 22.53	8,969	1.25 to 1.00	0.12	34.98 to 34.64
	2016	433	77.81 to 16.73	7,625	1.25 to 1.00	0.05	-0.15 to -0.40

Capital Appreciation Trust Series NAV(*)	2020	211	64.07 to 19.46	4,094	1.25 to 1.00	0.00	54.74 to 54.35
	2019	230	41.40 to 12.61	2,896	1.25 to 1.00	0.04	31.56 to 31.23
	2018	249	31.47 to 9.61	2,390	1.25 to 1.00	0.35	-1.71 to -1.95
	2017	279	32.02 to 9.80	2,734	1.25 to 1.00	0.11	35.16 to 34.81
	2016	324	23.69 to 7.27	2,353	1.25 to 1.00	0.01	-1.98 to -2.22

Core Bond Trust Series NAV(*)	2020	130	18.03 to 18.03	2,343	1.25 to 1.25	2.38	7.45 to 7.45
	2019	131	16.78 to 16.78	2,192	1.25 to 1.25	2.45	6.99 to 6.99
	2018	135	15.69 to 15.69	2,114	1.25 to 1.25	2.51	-1.77 to -1.77
	2017	153	15.97 to 15.97	2,448	1.25 to 1.25	2.18	2.19 to 2.19
	2016	158	15.62 to 15.62	2,476	1.25 to 1.25	2.03	1.45 to 1.45

Equity Income Trust Series NAV(*)	2020	272	53.57 to 32.55	8,869	1.25 to 1.00	3.02	0.01 to -0.24
	2019	298	53.57 to 32.63	9,718	1.25 to 1.00	2.07	25.20 to 24.90
	2018	325	42.79 to 26.12	8,497	1.25 to 1.00	1.86	-10.41 to -10.64
	2017	385	47.76 to 29.23	11,267	1.25 to 1.00	2.22	15.12 to 14.84
	2016	464	41.49 to 25.46	11,813	1.25 to 1.00	2.29	18.00 to 17.70

Financial Industries Trust Series NAV(*)	2020	96	34.39 to 32.42	3,109	1.25 to 1.00	1.41	1.29 to 1.03
	2019	106	33.95 to 32.08	3,396	1.25 to 1.00	4.47	30.40 to 30.07
	2018	113	26.03 to 24.67	2,775	1.25 to 1.00	1.15	-15.23 to -15.44
	2017	128	30.71 to 29.17	3,735	1.25 to 1.00	1.23	14.15 to 13.86
	2016	143	26.91 to 25.62	3,654	1.25 to 1.00	1.52	18.28 to 17.99

Fundamental All Cap Core Trust Series NAV(*)	2020	368	48.98 to 26.51	9,742	1.25 to 1.00	0.42	25.71 to 25.39
	2019	409	38.97 to 21.14	8,643	1.25 to 1.00	0.49	35.22 to 34.88
	2018	472	28.82 to 15.67	7,400	1.25 to 1.00	0.46	-14.02 to -14.24
	2017	529	33.52 to 18.28	9,653	1.25 to 1.00	0.78	26.49 to 26.18
	2016	578	26.50 to 14.48	8,372	1.25 to 1.00	0.66	7.32 to 7.05

Opportunistic Fixed Income Trust	2020	56	23.53 to 23.53	1,325	1.25 to 1.25	3.93	12.49 to 12.49
Series NAV(*)	2019	62	20.92 to 20.92	1,290	1.25 to 1.25	6.53	5.05 to 5.05
	2018	68	19.91 to 19.91	1,362	1.25 to 1.25	2.82	-2.95 to -2.95
	2017	68	20.52 to 20.52	1,403	1.25 to 1.25	2.37	7.36 to 7.36
	2016	74	19.11 to 19.11	1,407	1.25 to 1.25	0.00	1.87 to 1.87

Health Sciences Trust Series NAV(*)	2020	23	89.38 to 22.72	1,905	1.25 to 1.25	0.00	25.68 to 25.68
	2019	26	71.11 to 18.08	1,723	1.25 to 1.25	0.00	27.07 to 27.07
	2018	26	55.96 to 14.23	1,461	1.25 to 1.25	0.00	-0.48 to -0.49
	2017	36	56.23 to 14.30	1,965	1.25 to 1.25	0.00	26.02 to 26.02
	2016	37	44.62 to 44.62	1,643	1.25 to 1.25	0.10	-11.65 to -11.65

High Yield Trust Series NAV(*)	2020	71	22.34 to 22.34	1,590	1.25 to 1.25	5.90	4.46 to 4.46
	2019	85	21.39 to 21.39	1,817	1.25 to 1.25	5.50	14.55 to 14.55
	2018	92	18.67 to 18.67	1,722	1.25 to 1.25	6.03	-4.23 to -4.23
	2017	102	19.50 to 19.50	1,997	1.25 to 1.25	5.47	6.12 to 6.12
	2016	112	18.37 to 18.37	2,052	1.25 to 1.25	6.66	15.11 to 15.11

International Equity Index Series NAV(*)	2020	160	23.14 to 21.90	3,493	1.25 to 1.00	2.54	9.66 to 9.39
	2019	171	21.10 to 20.02	3,431	1.25 to 1.00	2.39	20.23 to 19.94
	2018	190	17.55 to 16.70	3,174	1.25 to 1.00	2.31	-14.95 to -15.16
	2017	218	20.64 to 19.68	4,292	1.25 to 1.00	2.16	26.19 to 25.87
	2016	248	16.35 to 15.64	3,869	1.25 to 1.00	2.65	3.39 to 3.14

Disciplined Value International Trust Series NAV(*)	2020	121	14.97 to 14.17	1,709	1.25 to 1.00	2.10	2.25 to 1.99
	2019	149	14.64 to 13.89	2,075	1.25 to 1.00	2.83	11.29 to 11.00
	2018	171	13.15 to 12.52	2,145	1.25 to 1.00	2.42	-15.80 to -16.01
	2017	195	15.62 to 14.90	2,913	1.25 to 1.00	1.77	16.09 to 15.80
	2016	238	13.46 to 12.87	3,058	1.25 to 1.00	2.21	11.07 to 10.81

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Lifestyle Balanced Portfolio Series NAV(*)	2020	22	$ 17.62 to $ 17.62	$ 379	1.23 % to 1.23%	6.13%	11.28 % to 11.28%
	2019	1	15.84 to 15.84	9	1.25 to 1.25	2.05	16.43 to 16.43
	2018	1	13.60 to 13.60	8	1.25 to 1.25	0.70	-5.57 to -5.57
	2017	0	14.40 to 14.40	7	1.25 to 1.25	15.80	10.98 to 10.98

Lifestyle Growth Portfolio Series NAV(*)	2020	3	15.98 to 15.98	51	1.27 to 1.27	2.18	12.22 to 12.22
	2019	11	14.24 to 14.24	163	1.25 to 1.25	1.62	20.01 to 20.01
	2018	14	11.86 to 11.86	167	1.25 to 1.25	2.09	-7.23 to -7.23
	2017	15	12.79 to 12.79	198	1.25 to 1.25	31.56	2.31 to 2.31

M International Equity	2020	0	19.44 to 19.44	2	1.24 to 1.24	1.69	7.54 to 7.54
	2019	0	18.08 to 18.08	2	1.25 to 1.25	2.81	18.83 to 18.83
	2018	0	15.21 to 15.21	2	1.25 to 1.25	1.39	-21.55 to -21.55
	2017	0	19.39 to 19.39	2	1.25 to 1.25	1.65	22.52 to 22.52
	2016	0	15.83 to 15.83	2	1.25 to 1.25	1.51	-1.29 to -1.29

M Large Cap Value	2020	0	24.48 to 24.48	6	1.25 to 1.25	1.97	-4.36 to -4.36
	2019	0	25.59 to 25.59	6	1.25 to 1.25	1.76	20.01 to 20.01
	2018	0	21.33 to 21.33	5	1.25 to 1.25	1.43	-13.16 to -13.16
	2017	0	24.56 to 24.56	7	1.25 to 1.25	1.50	13.56 to 13.56
	2016	0	21.62 to 21.62	6	1.25 to 1.25	2.52	8.27 to 8.27

Managed Volatility Balanced Portfolio Series NAV(*)	2020	117	20.59 to 18.79	2,209	1.25 to 1.25	2.36	0.51 to 0.50
	2019	148	20.49 to 18.70	2,778	1.25 to 1.25	1.89	16.56 to 16.55
	2018	191	17.58 to 16.04	3,059	1.25 to 1.25	2.24	-6.00 to -6.00
	2017	214	18.70 to 17.06	3,657	1.25 to 1.25	2.14	12.73 to 12.73
	2016	249	16.59 to 15.14	3,773	1.25 to 1.25	2.05	3.61 to 3.61

Mid Cap Index Trust Series NAV(*)	2020	10	37.38 to 19.89	382	1.25 to 1.25	1.77	11.86 to 11.86
	2019	10	33.42 to 17.78	339	1.25 to 1.25	1.12	24.16 to 24.15
	2018	14	26.92 to 14.32	370	1.25 to 1.25	1.17	-12.55 to -12.55
	2017	11	30.78 to 16.37	333	1.25 to 1.25	0.52	14.43 to 14.42
	2016	15	26.90 to 14.31	392	1.25 to 1.25	1.09	18.69 to 18.68

Mid Cap Stock Trust Series NAV(*)	2020	39	153.65 to 33.02	5,937	1.25 to 1.25	0.00	63.42 to 63.42
	2019	48	94.03 to 20.20	4,519	1.25 to 1.25	0.00	32.97 to 32.96
	2018	52	70.72 to 15.20	3,679	1.25 to 1.25	0.00	-2.76 to -2.76
	2017	59	72.72 to 15.63	4,197	1.25 to 1.25	0.00	27.06 to 27.06
	2016	59	57.23 to 12.30	3,368	1.25 to 1.25	0.00	-0.67 to -0.67

Mid Value Trust Series NAV(*)	2020	40	56.26 to 55.82	2,260	1.25 to 1.00	1.66	8.63 to 8.36
	2019	48	51.92 to 51.39	2,493	1.25 to 1.00	1.17	18.30 to 18.00
	2018	55	44.00 to 43.44	2,407	1.25 to 1.00	0.82	-11.57 to -11.79
	2017	67	49.88 to 49.12	3,327	1.25 to 1.00	1.03	10.35 to 10.07
	2016	77	45.32 to 44.52	3,485	1.25 to 1.00	1.21	22.86 to 22.55

Money-Market Trust Series NAV(*)	2020	358	12.61 to 10.05	3,595	1.25 to 1.00	0.33	-0.63 to -0.87
	2019	392	12.69 to 10.14	3,972	1.25 to 1.00	1.99	0.96 to 0.76
	2018	519	12.57 to 10.06	5,227	1.25 to 1.00	1.57	0.58 to 0.35
	2017	603	12.50 to 10.03	6,054	1.25 to 1.00	0.63	-0.38 to -0.58
	2016	690	12.54 to 10.09	6,965	1.25 to 1.00	0.16	-0.58 to -0.73

Real Estate Securities Trust Series NAV(*)	2020	31	136.75 to 53.28	1,670	1.25 to 1.00	2.10	-6.52 to -6.76
	2019	34	146.30 to 57.14	1,940	1.25 to 1.00	2.18	28.18 to 27.86
	2018	36	114.13 to 44.69	1,612	1.25 to 1.00	1.68	-4.38 to -4.62
	2017	41	119.36 to 46.85	1,923	1.25 to 1.00	0.58	5.20 to 4.94
	2016	41	113.46 to 44.65	1,839	1.25 to 1.00	3.27	5.90 to 5.63

Short Term Government Income Trust Series NAV(*)	2020	156	16.13 to 13.16	2,505	1.25 to 1.25	1.74	2.35 to 2.33
	2019	159	15.76 to 12.86	2,497	1.25 to 1.25	1.72	2.17 to 2.17
	2018	160	15.43 to 12.59	2,462	1.25 to 1.25	1.99	-0.34 to -0.34
	2017	193	15.48 to 12.63	2,987	1.25 to 1.25	1.44	-0.61 to -0.62
	2016	189	15.58 to 12.71	2,938	1.25 to 1.25	1.64	-0.59 to -0.61

Small Cap Index Trust Series NAV(*)	2020	36	35.72 to 35.72	1,278	1.25 to 1.25	1.42	17.84 to 17.84
	2019	40	30.31 to 30.31	1,209	1.25 to 1.25	1.02	23.52 to 23.52
	2018	55	24.54 to 24.54	1,348	1.25 to 1.25	0.96	-12.40 to -12.40
	2017	64	28.01 to 28.01	1,790	1.25 to 1.25	0.49	13.01 to 13.01
	2016	69	24.79 to 24.79	1,720	1.25 to 1.25	1.14	19.52 to 19.52

Small Cap Stock Trust Series NAV(*)	2020	137	47.43 to 44.90	5,975	1.25 to 1.00	0.00	50.12 to 49.74
	2019	159	31.60 to 29.98	4,654	1.25 to 1.00	0.00	36.72 to 36.38
	2018	176	23.11 to 21.99	3,762	1.25 to 1.00	0.00	-6.16 to -6.40
	2017	198	24.63 to 23.49	4,523	1.25 to 1.00	0.00	25.44 to 25.13
	2016	212	19.63 to 18.77	3,875	1.25 to 1.00	0.00	1.25 to 1.00

Small Cap Value Trust Series NAV(*)	2020	40	68.91 to 14.88	2,779	1.25 to 1.25	1.12	-7.84 to -7.84
	2019	45	74.78 to 16.15	3,336	1.25 to 1.25	0.63	25.05 to 25.05

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Small Cap Value Trust Series NAV(*)	2018	51	$ 59.80 to $ 12.91	$ 3,047	1.25 % to 1.25%	0.72%	-13.53 % to -13.53%
	2017	59	69.15 to 14.93	4,075	1.25 to 1.25	0.96	2.50 to 2.50
	2016	68	67.47 to 14.57	4,610	1.25 to 1.25	0.74	21.15 to 21.15

Total Bond Market Series Trust NAV(*)	2020	102	21.82 to 20.66	2,095	1.25 to 1.00	2.30	6.31 to 6.05
	2019	107	20.52 to 19.48	2,082	1.25 to 1.00	2.33	7.22 to 6.96
	2018	115	19.14 to 18.21	2,095	1.25 to 1.00	2.66	-1.23 to -1.47
	2017	124	19.38 to 18.49	2,287	1.25 to 1.00	2.77	2.32 to 2.07
	2016	141	18.94 to 18.11	2,547	1.25 to 1.00	2.55	1.43 to 1.18

Total Stock Market Index Trust Series NAV(*)	2020	193	42.09 to 42.09	8,101	1.25 to 1.25	1.83	19.99 to 19.99
	2019	204	35.08 to 35.08	7,155	1.25 to 1.25	1.62	28.09 to 28.09
	2018	226	27.39 to 27.39	6,192	1.25 to 1.25	1.18	-6.82 to -6.82
	2017	260	29.39 to 29.39	7,628	1.25 to 1.25	1.36	19.15 to 19.15
	2016	289	24.67 to 24.67	7,137	1.25 to 1.25	1.48	10.98 to 10.98

Ultra Short Term Bond Trust Series NAV(*)	2020	101	12.63 to 12.63	1,272	1.25 to 1.25	2.01	0.39 to 0.39
	2019	94	12.58 to 12.58	1,183	1.25 to 1.25	1.73	1.83 to 1.83
	2018	82	12.36 to 12.36	1,010	1.25 to 1.25	1.68	0.30 to 0.30
	2017	59	12.32 to 12.32	726	1.25 to 1.25	2.00	-0.61 to -0.61
	2016	40	12.40 to 12.40	501	1.25 to 1.25	2.06	-0.56 to -0.56

27 of 29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2020

7.	Unit Values (continued):

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT T

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 1.00% and 1.25% of net assets of the sub-account depending on the type of contract.

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